N-2 - $ / shares	6 Months Ended
	Jan. 31, 2025	Jul. 31, 2024
Cover [Abstract]
Entity Central Index Key	0000901243
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	BlackRock MuniAssets Fund, Inc.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective
BlackRock MuniAssets Fund, Inc.
’
s (
MUA
) (the “
Fund
”)
investment objective is to provide high current income exempt from U.S. federal income taxes by investing primarily in a portfolio of medium- to lower-grade or unrated municipal obligations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from U.S. federal income taxes. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in municipal bonds exempt from
U.S. federal income taxes (except that the interest may be subject to the federal alternative minimum tax). The Fund invests at least 65% of its assets in municipal bonds that are rated in the medium to lower rating categories by nationally recognized rating services (for example, Baa or lower by Moody’s Investors Service, Inc. (“Moody’s”) or BBB or lower by S&P Global Ratings, or securities that are unrated but are deemed by the investment adviser to be of comparable quality at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.

Risk Factors [Table Text Block]
9.
PRINCIPAL RISKS
In the normal course of business, the Funds

invest in securities or other instruments and may enter into certain transactions, and such activities subject each

Fund to various
risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
The Funds may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Funds reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a

Fund.
A Fund structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.
As short-term interest rates rise, the Funds
’
investments in the TOB Trusts may adversely affect the Funds
’
net investment income and dividends to Common

Shareholders.
Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds
’
NAVs per share.
The U.S. Securities and Exchange Commission (“SEC”) and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the
“Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB
Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds
’
ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Funds, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.
Illiquidity Risk:
 Each Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are
otherwise illiquid, including private placement securities. A Fund may not be able to readily dispose of such investments at prices that approximate those at which a Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, a Fund may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Fund’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Market Risk:
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled
during
periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the
municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk:
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund
’
s valuation of the investment, particularly for
securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund
’
s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk:

The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds
’
exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees
against
a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each

Fund’s portfolio are disclosed in its Schedule of Investments.
Certain

Funds

invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain

Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds
’
performance.
The

Funds invest a significant portion of their assets in securities of issuers located in the United States.

A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Share Price [Table Text Block]	Market Price and Net Asset Value Per Share Summary
	01/31/25	07/31/24	Change	High	Low
Closing Market Price	$ 11.05	$ 11.52	(4.08) %	$ 12.66	$ 10.73
Net Asset Value	11.65	11.89	(2.02)	12.22	11.37

Lowest Price or Bid	$ 10.73
Highest Price or Bid	12.66
Lowest Price or Bid, NAV	11.37
Highest Price or Bid, NAV	$ 12.22
Highest Price or Bid, Premium (Discount) to NAV [Percent]	4.08%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	2.02%
Share Price	$ 11.05	$ 11.52
NAV Per Share	$ 11.65	$ 11.89
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
10.

CAPITAL SHARE TRANSACTIONS
Each Fund, except for BTA, is authorized to issue 200 million shares, all of which were initially classified as Common Shares.
BTA is authorized to issue an unlimited number
of shares, all of which were initially classified as Common Shares.
The par value for each Fund’s Preferred Shares outstanding is $0.10, except for BTA, which is $0.001. Each
Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.
Common Shares
For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Six Months Ended	Year Ended
Fund Name	01/31/25	07/31/24
MUA	32,344	—
For the six months ended January 31, 2025, shares issued and outstanding remained constant for BTA. For the year ended July 31, 2024, shares issued and outstanding remained constant for BTA.
The Funds participated in an open market share repurchase program (the “Repurchase Program”) through November 30, 2024. From December 1, 2023 through
November 30, 2024, each Fund could repurchase up to 5% of its outstanding common shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30, 2023, subject to certain conditions. The Repurchase Program had an accretive effect as shares were purchased at a discount to the Fund’s
NAV. The Repurchase Program expired on November 30, 2024 and was not renewed.
For the period ended November 30, 2024, BTA did not repurchase any shares. For the year ended July 31, 2024, BTA did not repurchase any shares.
The total cost of the shares repurchased is reflected in each

Fund
’
s

Statements of Changes in Net Assets. For the periods shown, shares repurchased and cost, including transaction costs, were as follows:

	MUA
	Shares	Amounts
Six Months Ended January 31, 2025	—	$ —
Year Ended July 31, 2024	217,660	1,967,553

	MUI
	Shares	Amounts
Six Months Ended January 31, 2025	—	$ —
Year Ended July 31, 2024	875,847	9,262,292

	MYD
	Shares	Amounts
Six Months Ended January 31, 2025	—	$ —
Year Ended July 31, 2024	676,815	6,452,972

	MQY
	Shares	Amounts
Six Months Ended January 31, 2025	—	$ —
Year Ended July 31, 2024	799,712	8,490,029

	MYI
	Shares	Amounts
Six Months Ended January 31, 2025	—	$ —
Year Ended July 31, 2024	1,038,509	10,490,104
MUA filed a prospectus with the SEC allowing it to issue an additional 5,500,000 Common Shares through an equity shelf program (a "Shelf Offering"). Effective August 26,
2024, MUA is no longer actively engaged in a Shelf Offering and has no effective registration statement or current prospectus for the sale of Common Shares. During the period
August 1, 2024 through August 26, 2024, MUA did not issue any Common Shares through its Shelf Offering.
Initial costs incurred by MUA in connection with its Shelf Offering were recorded as “Deferred offering costs” in the Statements of Assets and Liabilities. As shares were sold, a portion of the costs attributable to the shares sold were charged against paid-in-capital. Any remaining deferred charges at the end of the Shelf Offering period were charged to expense.
In connection with the Conversion, MUI conducted a tender offer to purchase up to 50% of its outstanding common shares, at a price equal to 98% of the NAV per share on the business day after the tender offer expired. The results of the tender offer were as follows:

Commencement Date of Tender Offer Period	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares Purchased	Tendered Shares Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases
10/15/24	11/18/24	44,715,010	62.1%	35,996,072	50.0%	$12.7890	$460,353,765
Preferred Shares
A Fund
’
s Preferred Shares rank prior to its Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of the Fund.
The 1940 Act prohibits the declaration of any dividend on Common Shares or the repurchase of Common Shares if the Fund fails to maintain asset coverage of at least 200%
of the liquidation preference of the Fund
’
s outstanding Preferred Shares. In addition, pursuant to the Preferred Shares
’
governing instruments, a Fund is restricted from
declaring and paying dividends on classes of shares ranking junior to or on parity with its Preferred Shares or repurchasing such shares if the Fund fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.
Holders of Preferred Shares have voting rights equal to the voting rights of holders of Common Shares (one vote per share) and vote together with holders of Common Shares
(one vote per share) as a single class on certain matters. Holders of Preferred Shares, voting as a separate class, are also entitled to (i) elect two members of the Board,
(ii) elect the full Board if dividends on the Preferred Shares are not paid for a period of two years and (iii) a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a  Fund
’
s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.
VRDP Shares
The Funds (for purposes of this section, each a “VRDP Fund”) have issued Series W-7 VRDP Shares, $100,000 liquidation preference per share, in one or more privately
negotiated offerings to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). The VRDP Shares include a liquidity feature and may be subject to a special rate period. As of period end, the VRDP Shares outstanding were as follows:

Fund Name	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
BTA	10/29/15	760	$ 76,000,000	11/01/45
MUA	12/15/21	1,750	175,000,000	12/15/51
MYD	06/30/11	2,514	251,400,000	07/01/41
MQY	04/19/21	2,251	225,100,000	10/01/41
	06/05/24	2,252	225,200,000	06/01/54
MYI	05/19/11	3,564	356,400,000	06/01/41
Redemption Terms:

A VRDP Fund is required to redeem its VRDP Shares on the maturity date, unless earlier redeemed or repurchased. Six months prior to the maturity date, a VRDP Fund is required to begin to segregate liquid assets with the Fund
’
s custodian to fund the redemption. In addition, a VRDP Fund is required to redeem certain of its outstanding VRDP Shares if it fails to comply with certain asset coverage, basic maintenance amount or leverage requirements.
Subject to certain conditions, the VRDP Shares may also be redeemed, in whole or in part, at any time at the option of a VRDP Fund. The redemption price per VRDP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends.
Liquidity Feature:
VRDP Shares are subject to a fee agreement between the VRDP Fund and the liquidity provider that requires a per annum liquidity fee and, in some cases, an upfront or initial commitment fee, payable to the liquidity provider. These fees, if applicable, are shown as liquidity fees in the Statements of Operations. As of period end, the fee agreement is set to expire, unless renewed or terminated in advance, as follows:

	BTA	MUA	MYD	MQY	MYI
Expiration date	11/29/25	04/29/25	11/29/25	06/04/25	07/06/25
The VRDP Shares are also subject to a purchase agreement in connection with the liquidity feature. In the event a purchase agreement is not renewed or is terminated in advance, and the VRDP Shares do not become subject to a purchase agreement with an alternate liquidity provider, the VRDP Shares will be subject to mandatory purchase by the liquidity provider prior to the termination of the purchase agreement. In the event of such mandatory purchase, a VRDP Fund is required to redeem the VRDP Shares six months after the purchase date. Immediately after such mandatory purchase, the VRDP Fund is required to begin to segregate liquid assets with its custodian to fund the redemption. There is no assurance that a VRDP Fund will replace such redeemed VRDP Shares with any other preferred shares or other form of leverage.
Remarketing:

A VRDP Fund may incur remarketing fees on the aggregate principal amount of all its VRDP Shares, which, if any, are included in remarketing fees on Preferred
Shares in the Statements of Operations.

During any special rate period (as described below), a VRDP Fund may incur nominal or no remarketing fees.
Ratings:
As of period end, the VRDP Shares were assigned the following ratings:

Fund Name	Moody ’ s Investors Service, Inc. Long-Term Ratings	Moody ’ s Investors Service, Inc. Short-Term Ratings	Fitch Ratings, Inc. Long-Term Ratings	S&P Global Short-Term Ratings
BTA	Aa2	P-1	N/A	A-1
MUA	Aa2	P-1	N/A	A-1
MYD	Aa1	P-1	AA	A-1
MQY	Aa1	P-1	AA	A-1+
MYI	Aa1	N/A	AA	N/A
Any short-term ratings on VRDP Shares are directly related to the short-term ratings of the liquidity provider for such VRDP Shares. Changes in the credit quality of the liquidity provider could cause a change in the short-term credit ratings of the VRDP Shares as rated by Moody’s and S&P Global Ratings. The liquidity provider may be terminated prior to the scheduled termination date if the liquidity provider fails to maintain short-term debt ratings in one of the two highest rating categories.
Special Rate Period:

 A VRDP Fund has commenced a “special rate period” with respect to its VRDP Shares, during which the VRDP Shares will not be subject to any remarketing and the dividend rate will be based on a predetermined methodology. During a special rate period, short-term ratings on VRDP Shares are withdrawn. As of period end, the following VRDP Funds have commenced/are set to commence a special rate period:

Fund Name	Commencement Date	Expiration Date as of Period Ended 01/31/25
MYI	06/22/22	06/18/25
The following VRDP Funds were in a special rate period that terminated during the reporting period:

Fund Name	Commencement Date	Termination Date
BTA	10/29/15	11/15/24
MUI	04/07/22	11/15/24
MYD	04/17/14	11/15/24
Prior to the expiration date, the VRDP Fund and the VRDP Shares holder may mutually agree to extend the special rate period. If a special rate period is not extended, the
VRDP Shares will revert to remarketable securities upon the termination of the special rate period and will be remarketed and available for purchase by qualified institutional investors.
During the special rate period: (i) the liquidity and fee agreements remain in effect, (ii) VRDP Shares remain subject to mandatory redemption by the VRDP Fund on the maturity date, (iii) VRDP Shares will not be remarketed or subject to optional or mandatory tender events, (iv) the VRDP Fund is required to comply with the same asset coverage, basic maintenance amount and leverage requirements for the VRDP Shares as is required when the VRDP Shares are not in a special rate period, (v) the VRDP
Fund will pay dividends monthly based on the sum of an agreed upon reference rate and a percentage per annum based on the long-term ratings assigned to the VRDP Shares and (vi) the VRDP Fund will pay nominal or no fees to the liquidity provider and remarketing agent
.
Dividends:
Except during the Special Rate Period as described above, dividends on the VRDP Shares are payable monthly at a variable rate set weekly by the remarketing agent. Such dividend rates are generally based upon a spread over a base rate and cannot exceed a maximum rate. A change in the short-term credit rating of the liquidity provider or the VRDP Shares may adversely affect the dividend rate paid on such shares, although the dividend rate paid on the VRDP Shares is not directly based upon either short-term rating. In the event of a failed remarketing, the dividend rate of the VRDP Shares will be reset to a maximum rate. The maximum rate is determined based on, among other things, the long-term preferred share rating assigned to the VRDP Shares and the length of time that the VRDP Shares fail to be remarketed.
For the six months ended January 31, 2025, the annualized dividend rate for the VRDP Shares were as follows:

	BTA	MUA	MUI	MYD	MQY	MYI
Dividend rates	3.69%	3.31%	4.37%	3.70%	3.27%	4.04%
For the six months ended January 31, 2025, VRDP Shares issued and outstanding for BTA, MUA, MYD, MQY and MYI remained constant.
During the six months ended January 31, 2025, all issued and outstanding VRDP Shares for MUI were redeemed at a price equal to the liquidation preference of $100,000 per share.
Offering Costs:
The Funds incurred costs in connection with the issuance of VRDP Shares, which were recorded as a direct deduction from the carrying value of the related debt liability and will be amortized over the life of the VRDP Shares with the exception of any upfront fees paid by a VRDP Fund to the liquidity provider which, if any, were amortized over the life of the liquidity agreement.

Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of
Operations.
Financial Reporting:
The VRDP Shares are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the VRDP Shares, is recorded as a liability in the Statements of Assets and Liabilities net of deferred offering costs. Unpaid dividends are included in interest expense and fees payable in the
Statements of Assets and Liabilities, and the dividends accrued and paid on the VRDP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VRDP Shares are treated as equity for tax purposes. Dividends paid to holders of the VRDP Shares are generally classified as tax-exempt income for tax-reporting purposes. Dividends and amortization of deferred offering costs on VRDP Shares are included in interest expense, fees and amortization of offering costs in the Statements of Operations:

Fund Name	Dividends	Deferred Offering Costs Amortization
BTA	$ 1,414,826	$ 9,757
MUA	2,917,418	2,757
MUI	1,557,510	8,498
MYD	4,683,238	10,832
MQY	7,417,978	40,563
MYI	7,255,773	14,854

Illiquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquidity Risk:
 Each Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are
otherwise illiquid, including private placement securities. A Fund may not be able to readily dispose of such investments at prices that approximate those at which a Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, a Fund may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Fund’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.

Market Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk:
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled
during
periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the
municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk:
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund
’
s valuation of the investment, particularly for
securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund
’
s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Credit Risk:

The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds
’
exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees
against
a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

GeographicAsset Class [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Geographic/Asset Class Risk:

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each

Fund’s portfolio are disclosed in its Schedule of Investments.
Certain

Funds

invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain

Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds
’
performance.
The

Funds invest a significant portion of their assets in securities of issuers located in the United States.

A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Common Shares
Outstanding Securities [Table Text Block]	Each Fund, except for BTA, is authorized to issue 200 million shares, all of which were initially classified as Common Shares.
Outstanding Security, Authorized [Shares]	199,998,250
Outstanding Security, Held [Shares]	38,478,279
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Preferred Shares
Security Dividends [Text Block]
A Fund
’
s Preferred Shares rank prior to its Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of the Fund.
The 1940 Act prohibits the declaration of any dividend on Common Shares or the repurchase of Common Shares if the Fund fails to maintain asset coverage of at least 200%
of the liquidation preference of the Fund
’
s outstanding Preferred Shares. In addition, pursuant to the Preferred Shares
’
governing instruments, a Fund is restricted from
declaring and paying dividends on classes of shares ranking junior to or on parity with its Preferred Shares or repurchasing such shares if the Fund fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.

Security Voting Rights [Text Block]
Holders of Preferred Shares have voting rights equal to the voting rights of holders of Common Shares (one vote per share) and vote together with holders of Common Shares
(one vote per share) as a single class on certain matters. Holders of Preferred Shares, voting as a separate class, are also entitled to (i) elect two members of the Board,
(ii) elect the full Board if dividends on the Preferred Shares are not paid for a period of two years and (iii) a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a  Fund
’
s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

Security Liquidation Rights [Text Block]	A Fund ’ s Preferred Shares rank prior to its Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of the Fund.
Preferred Stock Restrictions, Arrearage [Text Block]
The 1940 Act prohibits the declaration of any dividend on Common Shares or the repurchase of Common Shares if the Fund fails to maintain asset coverage of at least 200%
of the liquidation preference of the Fund
’
s outstanding Preferred Shares. In addition, pursuant to the Preferred Shares
’
governing instruments, a Fund is restricted from
declaring and paying dividends on classes of shares ranking junior to or on parity with its Preferred Shares or repurchasing such shares if the Fund fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.

Rights Limited by Other Securities [Text Block]
A Fund
’
s Preferred Shares rank prior to its Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of the Fund.
Holders of Preferred Shares have voting rights equal to the voting rights of holders of Common Shares (one vote per share) and vote together with holders of Common Shares
(one vote per share) as a single class on certain matters. Holders of Preferred Shares, voting as a separate class, are also entitled to (i) elect two members of the Board,
(ii) elect the full Board if dividends on the Preferred Shares are not paid for a period of two years and (iii) a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a  Fund
’
s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

Outstanding Security, Authorized [Shares]	1,750
Outstanding Security, Held [Shares]	1,750